Document and Entity Information	Jun. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001880438
Document Type	8-K
Document Period End Date	Jun. 29, 2022
Entity Registrant Name	AN2 Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41331
Entity Tax Identification Number	82-0606654
Entity Address, Address Line One	1800 El Camino Real
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94027
City Area Code	650
Local Phone Number	331-9090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ANTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false